Notes and Accrued Interest Receivable – Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Note and Accrued Interest Receivable Related Party

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at June 30, 2024 and December 31, 2023, respectively.

	Note Receivable and Accrued Interest Receivable Related Party	Note Receivable and Accrued Interest Receivable Related Party	Allowance for	Notes Receivable and Accrued Interest Receivable Related
	EzFill Holdings	Balance Labs	Doubtful Accounts	Parties - net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)	$-
Advances	2,585,000	-	-	2,585,000
Interest receivable	54,198	17,257	(17,257)	54,198
Original issue discount on advances	(56,475)	-	-	(56,475)
Balance - December 31, 2023	2,582,723	309,098	(309,098)	2,582,723
Advances	2,805,000	-	-	2,805,000
Original issue discount on advances	(255,000)	-	-	(255,000)
Interest receivable	181,229	8,745	(8,745)	181,229
Accretion income	272,614	-	-	272,614
Balance - June 30, 2024	$5,586,566	$317,843	$(317,843)	$5,586,566

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191